Summary of Significant Accounting Policies (Details 3) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounting Policies [Abstract]
Current	$ 3	¥ 22		¥ 2,458
Deferred
Income tax expenses	$ 3	¥ 22	¥ 990	¥ 2,458